Equity	12 Months Ended
Dec. 31, 2020
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Equity

26.  Equity

Share capital

As at 31 December 2020, share capital represents 2,200,000,000 (31 December 2019: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

Each holder of shares is entitled to receive dividends as declared and their vote entitlements are determined as explained in Note 1.

Companies with their shareholding percentage are as follows:

	31 December 2020		31 December 2019
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	48.95	1,077,004
TVF BTIH	26.20	576,400	—	—
IMTIS Holdings	19.80	435,600	—	—
Turkcell Holding	—	—	51.00	1,122,000
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)
Inflation adjusted capital		2,147,648		2,147,648

As at 31 December 2020, total number of shares pledged as security is 995,509 (2019: 995,509).

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

During 2020, the Company purchased 816,290 of its shares on-market with prices ranging from full TL 12.09 to full TL 12.35. The buyback was approved by the Board of Directors on 27 July 2016 and 30 January 2017. Total amount of TL 9,994 was deducted from equity (2019: TL 9,998).

Dividends

Inteltek:

According to the resolution of the Ordinary General Assembly Meeting of Inteltek dated 13 March 2020, the shareholders resolved to pay a dividend amount equal to TL 38,029 out of profits for the year ended 31 December 2019 and a dividend out legal reserves amount equal to TL 34,985 (2019: TL 277,837 in total). The aggregate amount of dividends has been paid on 23 March 2020.

Turkcell:

On 24 September 2020, the Company’s General Assembly has approved a dividend distribution for the year ended 31 December 2019 amounting to TL 811,622 (2019: TL 1,010,000); this represents a gross cash dividend of full TL 0.36892 per share. The dividend has been paid to the shareholders on 30 November 2020.